Fixed assets - Information on telecommunications licenses - Residual useful life (Details)	12 Months Ended
Dec. 31, 2023
FRANCE | Bottom of range [member] | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Residual useful life	11 years 10 months 24 days
FRANCE | Bottom of range [member] | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	8 years
FRANCE | Bottom of range [member] | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	1 year 3 months 18 days
FRANCE | Bottom of range [member] | Frequency bands, 1800 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	1 year 3 months 18 days
FRANCE | Bottom of range [member] | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	1 year 3 months 18 days
FRANCE | Bottom of range [member] | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	7 years 9 months 18 days
FRANCE | Bottom of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	11 years 10 months 24 days
FRANCE | Top of range [member] | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Residual useful life	14 years 7 months 6 days
FRANCE | Top of range [member] | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	12 years 10 months 24 days
FRANCE | Top of range [member] | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	7 years 3 months 18 days
FRANCE | Top of range [member] | Frequency bands, 1800 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	12 years 10 months 24 days
FRANCE | Top of range [member] | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	7 years 7 months 6 days
FRANCE | Top of range [member] | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	12 years 10 months 24 days
FRANCE | Top of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	14 years 7 months 6 days
SPAIN | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Residual useful life	17 years 9 months 18 days
SPAIN | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	7 years 3 months 18 days
SPAIN | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	7 years
SPAIN | Bottom of range [member] | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	7 years
SPAIN | Bottom of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	7 years
SPAIN | Top of range [member] | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	19 years 4 months 24 days
SPAIN | Top of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	14 years 10 months 24 days
POLAND | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	7 years 1 month 6 days
POLAND | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	14 years
POLAND | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	15 years
MOROCCO | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	7 years 2 months 12 days
ROMANIA | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Residual useful life	24 years
ROMANIA | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	5 years 3 months 18 days
ROMANIA | Frequency Bands, 1,500 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	24 years
ROMANIA | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	22 years
EGYPT | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	7 years 9 months 18 days
EGYPT | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	10 years 1 month 6 days
BELGIUM | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Residual useful life	18 years 8 months 12 days
BELGIUM | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	10 years 10 months 24 days
BELGIUM | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	19 years
BELGIUM | Frequency Bands, 1,400 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	19 years 7 months 6 days
BELGIUM | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	19 years
BELGIUM | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	16 years 3 months 18 days
JORDAN | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	25 years 4 months 24 days
JORDAN | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	24 years 2 months 12 days
JORDAN | Bottom of range [member] | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	29 years 4 months 24 days
JORDAN | Top of range [member] | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Residual useful life	34 years 9 months 18 days